FEDERATED TOTAL RETURN SERIES, INC.

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

September 26, 2011

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720

RE:              FEDERATED TOTAL RETURN SERIES, INC. (the “Registrant”)
Federated Mortgage Fund
Institutional Shares
Service Shares
1933 Act File No. 33-50773
1940 Act File No. 811-7115

Dear Sir or Madam:

Post-Effective Amendment No. 56 under the Securities Act of 1933 and Amendment No. 60 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted.  This filing has been electronically redlined to indicate changes from the Registrant’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective November 28, 2011 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933.  A Rule 485(a) filing is being made to add noninvestment-grade mortgage-backed securities as a principal investment.

This Registrant may be marketed through banks, savings associations or credit unions.

On Part C of the Amendment, the Registrant has indicated that financial statements will be filed by amendment.  The Registrant anticipates filing these financial statements pursuant to Rule 485(b) on or about November 28, 2011 to become effective immediately upon filing simultaneously with the effectiveness of Registrant's Rule 485(a) post-effective amendment.

Pursuant to Investment Company Act Release No. 13,768, the Registrant respectfully requests selective review of those sections of Part A and Part B of the Registration Statement which are modeled on Parts A and B of the Registration Statements of Federated Total Return Series, Inc, PEA No. 50 and Amendment No. 54, filed on November 30, 2009.  Therefore, we respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

The following is a list of sections and sub-sections of the enclosed Registration Statement which are substantially similar to the indicated fund(s):

Item 2. Investment Objectives/Goals
Item 4. Investments, Risks, and Performance
Item 16. Description of the Fund and Its Investments and Risks

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Registrant acknowledges the staff’s view that: the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (412) 288-6659.

Very truly yours,

/s/ Joseph W. Kulbacki
Joseph W. Kulbacki
Senior Paralegal

Enclosures